GFH Intermediate Holdings Ltd Acquisition (Details) - Schedule of net revenues and net loss - GFHI [Member] $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Loss Contingencies [Line Items]
Revenues	$ 1,173
Net loss	$ (22,992)